Basis of measurement - Interest rate risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of entity's revenue	1000.00%	1000.00%
Short term fund balance	R$ 439,744	R$ 64,158
Possible
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of impairment in the variables	2500.00%
Interest rate risk [member] | Base
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	R$ (1,115,580)	(1,253,980)
Interest rate risk [member] | Base | CDI - Interest earning bank deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	132,072	64,158
Interest rate risk [member] | Base | CDI - Loans and Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(701,902)	(717,418)
Interest rate risk [member] | Base | CDI - Debentures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(545,750)	(600,720)
Interest rate risk [member] | Probable
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(131,081)	(171,168)
Interest rate risk [member] | Probable | CDI - Interest earning bank deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	15,518	8,758
Interest rate risk [member] | Probable | CDI - Loans and Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(82,473)	(97,928)
Interest rate risk [member] | Probable | CDI - Debentures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(64,126)	(81,998)
Interest rate risk [member] | Possible
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(163,851)	(213,960)
Interest rate risk [member] | Possible | CDI - Interest earning bank deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19,398	10,948
Interest rate risk [member] | Possible | CDI - Loans and Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(103,091)	(122,410)
Interest rate risk [member] | Possible | CDI - Debentures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(80,158)	(102,498)
Interest rate risk [member] | Remote
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(196,622)	(256,752)
Interest rate risk [member] | Remote | CDI - Interest earning bank deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	23,277	13,137
Interest rate risk [member] | Remote | CDI - Loans and Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(123,710)	(146,892)
Interest rate risk [member] | Remote | CDI - Debentures
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	R$ (96,189)	R$ (122,997)